Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 4,044	$ 8,088
60-89 Days Past Due	1,839	2,741
90 Days or Greater	16,319	16,526
Total Past Due	22,202	27,355
Current	793,351	757,913
Total Loans	815,553	785,268
Past Due 90 Days and Accruing	80	1,314
Commercial & Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	31	229
60-89 Days Past Due	72	174
90 Days or Greater	553	509
Total Past Due	656	912
Current	100,005	85,483
Total Loans	100,661	86,395
Past Due 90 Days and Accruing		19
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,000	4,156
60-89 Days Past Due	533	1,369
90 Days or Greater	6,794	9,466
Total Past Due	8,327	14,991
Current	426,481	356,861
Total Loans	434,808	371,852
Past Due 90 Days and Accruing	80	737
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,843	3,614
60-89 Days Past Due	1,214	1,182
90 Days or Greater	8,527	6,504
Total Past Due	12,584	11,300
Current	238,014	263,695
Total Loans	250,598	274,995
Past Due 90 Days and Accruing		511
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	43
90 Days or Greater	416	45
Total Past Due	459	45
Current	19,218	39,745
Total Loans	19,677	39,790
Past Due 90 Days and Accruing		45
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	127	89
60-89 Days Past Due	20	16
90 Days or Greater	29	2
Total Past Due	176	107
Current	9,633	12,129
Total Loans	9,809	12,236
Past Due 90 Days and Accruing		$ 2